Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Classes Of Share Capital Explanatory [Abstract]
Disclosure of classes of share capital [text block]
	Common Shares	Amount
Balance at December 31, 2015	170,827,158	$2,236,728
Shares issued on financing, net of issue costs and deferred taxes	13,427,075	96,453
Shares issued on exercise of stock options (note 15(a))	400,100	-
Contributed surplus transferred on exercise of stock options (note 15(a))	-	1,018
Balance at December 31, 2016	184,654,333	$2,334,199
Shares issued on Performance Award settlement (note 15(b))	825,359	-
Contributed surplus transferred on Performance Award settlement (note 15(b))	-	5,374
Shares issued on exercise of stock options (note 15(a))	483,494	-
Contributed surplus transferred on exercise of stock options (note 15(a))	-	1,228
Balance at December 31, 2017	185,963,186	$2,340,801